Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ (21,343,447)	$ (3,136,887)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,850	526
Change in fair value of SAFE Notes	0	1,418,066
Stock-based compensation	10,384,851	31,999
Changes in operating assets and liabilities:
Prepaid expenses	(6,146,064)	(106,338)
Other current assets	(39,275)
Accounts payable	1,642,755	216,900
Accrued expenses	679,126	(24,507)
Accrued compensation	767,444	(27,667)
Net cash used in operating activities	(14,047,760)	(1,627,908)
Cash flows from investing activities:
Purchases of property and equipment	(53,439)	(15,155)
Net cash used in investing activities	(53,439)	(15,155)
Cash flows from financing activities:
Proceeds from convertible SAFE Notes	0	860,800
Proceeds from 2026 Private Placement	80,000,000
Offering costs paid	(4,850,668)
Net cash provided by financing activities	75,149,332	860,800
Net increase (decrease) in cash and cash equivalents	61,048,133	(782,263)
Cash and cash equivalents, beginning of the year	23,719,422	6,728,895
Cash and cash equivalents, end of the year	84,767,555	5,946,632
Supplemental cash flow information:
Subscription of SAFE Notes		$ 33,000
Right-of-use assets acquired through operating leases	$ 62,088